Inventories - Schedule of Inventory (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Inventory [Line Items]
Inventories	SFr 360.4	SFr 419.2
Gross carrying amount | Shoes
Disclosure Of Inventory [Line Items]
Inventories	318.7	371.7
Gross carrying amount | Apparel
Disclosure Of Inventory [Line Items]
Inventories	73.3	65.8
Gross carrying amount | Accessories
Disclosure Of Inventory [Line Items]
Inventories	13.9	12.5
Allowances
Disclosure Of Inventory [Line Items]
Inventories	SFr 45.6	SFr 30.8